Significant Accounting Policies - Changes in Accounting Policies During the Reporting Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 17, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Revenue	$ 1,088,191	$ 952,196
Operating expense	979,207	867,226
Depreciation	1,072	1,032
Loans and borrowings	$ 786,376	$ 828,024
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis			2.50%
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings, adjustment to interest rate basis			4.50%